Allowance For Doubtful Accounts And Credit Losses (Schedule Of Allowance For Doubtful Notes And Accounts Receivable) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allowance for doubtful notes and accounts receivable:
Balance at beginning of year	¥ 2,404	¥ 2,806	¥ 2,821
Provision	196	173	300
Charge-offs	(264)	(225)	(77)
Other	168	(350)	(238)
Balance at end of year	¥ 2,504	¥ 2,404	¥ 2,806